Secured Term Loan Facilities and Revolving Credit Facility	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Secured Term Loan Facilities and Revolving Credit Facility

8. Secured Term Loan Facilities and Revolving Credit Facility

The table below represents the annual principal payments to be made under our term loans and revolving credit facilities after December 31, 2016:

	December 31, 2015 (in thousands)	December 31, 2016 (in thousands)
Due within one year	$61,979	$81,128
Due in two years	171,002	188,586
Due in three years	120,989	41,823
Due in four years	16,979	99,948
Due in five years	75,103	31,823
Due in more than five years	59,242	185,564

Total secured term loan facilities and revolving credit facility	$505,294	$628,872
Less: current portion	61,979	81,128

Secured term loan facilities and revolving credit facility, non-current portion	$443,315	$547,744

February 2013 Secured Term Loan Facility. A loan facility for $270.0 million was entered into on February 12, 2013 between Navigator Gas L.L.C. and Nordea Bank Finland Plc London branch, Skandinaviska Enskilda Banken AB (Publ) Nordic branch, DVB Bank SE, ABN Amro Bank N.V. and HSH Nordbank AG. The facility is to assist in the purchase of the fleet of 11 semi-refrigerated and fully-refrigerated handysize liquefied gas carriers from A.P. Møller Mærsk for a total purchase price of $470.0 million. Interest is payable under the loan facility at U.S. LIBOR plus 3.5%, payable on a quarterly basis. The Company also paid a commitment fee of 1.40% per annum based on any undrawn portion of the facility. This term loan facility is a delayed draw facility with an availability period that ended December 31, 2013, and a term of five years. Advances under the term loan facility were contingent upon the delivery of the A.P. Møller vessels, provided that no advance may occur after the end of the availability period. At December 31, 2016 the total amount drawn under the facility was $243.0 million and the amount still outstanding at December 31, 2016 was $152.2 million. At December 31, 2016, the vessel advances are repayable over five combined quarterly instalments of $4.5 million with the final combined repayment of $129.7 million on January 31, 2018.

On June 30, 2014, the Company entered into a Supplemental Agreement to our February 2013 $270.0 million secured term loan facility, which, among other things, (i) allows the company to prepay $120.0 million outstanding under such term loan facility, (ii) revises the terms of the such term loan facility to include a quasi-revolving facility where funds can be drawn over the course of the facility period in four tranches of $30.0 million each and (iii) provides that such term loan facility be amended and restated to reflect the foregoing. On July 7, 2014, the company prepaid $120.0 million outstanding under such term loan facility from excess cash following the IPO in November 2013. At December 31, 2016, the Company had redrawn a total of $120.0 million.

This loan facility is secured by first priority mortgages on each of; Navigator Capricorn, Navigator Galaxy, Navigator Genesis, Navigator Glory, Navigator Grace, Navigator Gusto, Navigator Magellan, Navigator Scorpio and Navigator Virgo as well as assignments of earnings and insurances on these secured vessels. On August 3, 2015 Navigator Mariner a vessel included in the original loan facility was sold with the remaining loan amount of $8.8 million being repaid. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 % of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3:1; c) maintain consolidated working capital of not less than $0 and d) maintain a ratio of total stockholders’ equity to total assets of not less than 30 per cent. At December 31, 2016, the Company was in compliance with all covenants contained in this credit facility.

January 2015 Secured Term Loan Facility. On January 27, 2015 the Company entered into a secured term loan facility with Credit Agricole Corporate and Investment Bank as agent as well as HSH Nordbank AG and NIBC Bank N.V. to refinance the April 2013 $120.0 million secured term loan facility, as well as to provide financing for an additional five existing newbuildings. The January 2015 secured term loan facility has a term of up to seven years from the loan drawdown date with a maximum principal amount of up to $278.1 million. Following the delivery of Navigator Ceto in January 2016 and Navigator Copernico in April 2016 the facility is now fully drawn. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 270 basis points per annum. The deferred finance costs associated with the extinguishment of the previous $120.0 million facility were written off in full. At December 31, 2016 the amount still outstanding was $243.7 million which is repayable for each vessel tranche in quarterly instalments of between $0.5 million and $0.7 million for seven years from the date of each vessel drawdown followed by a final payment of between $15.6 million and $18.3 after each seven year term ends.

This loan facility is secured by first priority mortgages on each of; Navigator Atlas, Navigator Europa, Navigator Oberon, Navigator Triton, Navigator Umbrio, Navigator Centauri, Navigator Ceres, Navigator Ceto and Navigator Copernico as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5% of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%. At December 31, 2016, the Company was in compliance with all covenants contained in this credit facility.

December 2015 Secured Revolving Credit Facility. On December 21, 2015 the company entered into a secured revolving credit facility with Nordea Bank AB and ABN Amro Bank N.V as agents, to provide financing for six of the eight newbuildings expected to be delivered by July 2017. The December 2015 secured revolving credit facility has a term of seven years from the loan arrangement date (expiring in December 2022) with a maximum principal amount of up to $290.0 million. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 210 basis points per annum. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. Following the deliveries of Navigator Aurora on August 3, 2016 and Navigator Eclipse on October 8, 2016 there is a combined drawdown of $105.4 million drawn under the facility as of December 31, 2016. At December 31, 2016 the amount still outstanding was $103.0 million which is repayable over 23 combined quarterly instalments of $1.6 million with the final combined repayment of $66.2 million on December 21, 2022.

This loan facility is secured by first priority mortgages on each of; Navigator Aurora, Navigator Eclipse, Navigator Nova, Navigator Prominence, Navigator Luga and Navigator Yauza as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%. The Company also paid a commitment fee of 0.74% per annum based on any undrawn portion of the facility. At December 31, 2016, the Company was in compliance with all covenants contained in this credit facility.

October 2016 Secured Term Loan and Revolving Credit Facility. On October 28, 2016 the company entered into a secured term loan and revolving credit facility with ABN Amro Bank N.V as agents as well as Nordea Bank AB, London Branch; DVB Bank SE and Skandinaviska Enskilda Banken AB to provide $130.0 million to refinance and extinguish the remaining debt under the 2011 secured term loan facility and the 2012 secured term loan facility; to provide $35 million as a newbuilding term loan to part finance Navigator Jorf, our 2017 newbuilding, and to provide a revolving credit facility of $55.0 million for general corporate purposes. The facility has a term of seven years from the first utilization date (expiring in December 2023) with a maximum principal amount of up to $220.0 million. As of December 31, 2016 the outstanding balance drawn on the loan was $130.0 million, which was used along with available cash on hand to refinance and extinguish the 2011 secured term loan facility and the 2012 secured term loan facility on November 30, 2016. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 260 basis points per annum. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility.

This facility is secured by first priority mortgages on each of: Navigator Gemini, Navigator Leo, Navigator Leo, Navigator Mars, Navigator Neptune, Navigator Pegasus, Navigator Phoenix, Navigator Taurus and Navigator Venus as well as assignments of earnings and insurances on these secured vessels. Navigator Jorf will also be held as collateral upon her delivery in 2017. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%. The Company also pays a commitment fee of 0.91% per annum based on any undrawn portion of the facility. At December 31, 2016, the Company was in compliance with all covenants contained in this credit facility.

The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current liabilities at December 31, 2016 and December 31 2015:

	December 31, 2015	December 31, 2016
	(in thousands)
Current Liability
Current portion of long-term debt	$(61,979)	$(81,128)
Less: current portion of deferred financing costs	2,955	2,664

Current portion of secured term loan facility, net of deferred financing costs	$(59,024)	$(78,464)

Non-Current Liability
Secured term loan facilities net of current portion	$(443,315)	$(547,744)
Less: non-current portion of deferred financing costs	7,184	7,064

Non-current secured term loan facilities, net of current portion and non-current deferred financing costs	$(436,131)	$(540,680)

The reclassification upon adoption of ASU 2015-03 “Interest—Imputation of Interest (Subtopic 835-30), Simplifying the Presentation of Debt Issuance Costs” does not impact net income as previously reported or any prior amounts reported on the Statements of Operations or the Consolidated Statements of Cash Flows. The effect of the retrospective application of this change in accounting principle on the Company’s Consolidated Balance Sheets as of the year ended December 31, 2015 resulted in a reduction of total non-current assets and total assets in the amount of $10.1 million, with a corresponding decrease of $7.2 million in Long-term debt, net and total non-current liabilities and a decrease of $2.9 million in Current portion of long-term debt net and Total current liabilities.